Note 7 - Risk Management -Liquidity Risk - Loans to Stable Customer Deposits (LtSCD) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LtSCD Line Items
Average LtSCD	106%	110%	113%
BBVA Eurozone [Member]
LtSCD Line Items
Average LtSCD	101%	108%	113%
BBVA Bancomer [Member]
LtSCD Line Items
Average LtSCD	114%	109%	113%
Compass [Member]
LtSCD Line Items
Average LtSCD	119%	109%	108%
Garanti Bank [Member]
LtSCD Line Items
Average LtSCD	110%	122%	124%
Other LMU [Member]
LtSCD Line Items
Average LtSCD	99%	108%	107%